CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
NET REVENUES
- Educational program and services		¥ 432,754	$ 66,513	¥ 412,016	¥ 395,715
- Intellectualized operational services		11,170	1,717	0	0
Total net revenues		443,924	68,230	412,016	395,715
COST OF REVENUES
- Educational program and services		(249,400)	(38,332)	(238,742)	(245,945)
- Intellectualized operational services		(6,995)	(1,075)	0	0
Total cost of revenues		(256,395)	(39,407)	(238,742)	(245,945)
GROSS PROFIT		187,529	28,823	173,274	149,770
OPERATING EXPENSES
Selling and marketing		(36,710)	(5,642)	(41,818)	(55,511)
General and administrative		(142,252)	(21,864)	(145,513)	(280,634)
Research and development		(6,262)	(962)	(7,572)	(7,308)
Impairment loss		0	0	(22,402)	(162,351)
Total operating expenses		(185,224)	(28,468)	(217,305)	(505,804)
OPERATING (LOSS) INCOME		2,305	355	(44,031)	(356,034)
OTHER INCOME (EXPENSE)
Interest (expense) income, net		5,191	798	5,941	(51,015)
Foreign exchange (loss) gain, net		(522)	(80)	84	(183)
Other income, net		1,652	254	2,570	486
Income on reconsolidation of previously deconsolidated entities		0	0	0	14,127
Gain on disposal of subsidiaries		38,145	5,863	0	0
(Loss) Gain on sale of investment available for sale		8,768	1,348	4,329	(2,786)
Total other (expenses) income		53,234	8,183	12,924	(39,371)
(LOSS) INCOME BEFORE INCOME TAX, NON-CONTROLLING INTERESTS, AND DISCONTINUED OPERATIONS		55,539	8,538	(31,107)	(395,405)
Income tax benefit (expense)		(9,614)	(1,478)	(5,911)	118,963
(LOSS) INCOME FROM CONTINUING OPERATIONS		45,925	7,060	(37,018)	(276,442)
Income on and from sale of discontinued operations, net of income tax		0	0	0	340,798
NET INCOME (LOSS)		45,925	7,060	(37,018)	64,356
Less: Net income (loss) attributable to non-controlling interests from continuing operations		(538)	(83)	(1,318)	606
Less: Net income attributable to non-controlling interests from discontinued operations		0	0	0	11
NET INCOME (LOSS) ATTRIBUTABLE TO AMBOW EDUCATION HOLDING LTD.		46,463	7,143	(35,700)	63,739
NET INCOME (LOSS)		45,925	7,060	(37,018)	64,356
OTHER COMPREHENSIVE INCOME, NET OF TAX
Foreign translation adjustments		3,876	596	(1,160)	7,869
Unrealized gains on short term investments
Unrealized holding (loss)/gains arising during period		2,901	446	5,622	(1,105)
Less: reclassification adjustment for (loss)/gains included in net income		5,606	862	3,870	(2,089)
Other comprehensive income		1,171	180	592	8,853
TOTAL COMPREHENSIVE INCOME (LOSS)		¥ 47,096	$ 7,240	¥ (36,426)	¥ 73,209
Net (loss) income from continuing operations per share-basic | (per share)		¥ 1.20	$ 0.18	¥ (0.93)	¥ (7.52)
Net (loss) income from continuing operations per share-diluted | (per share)		1.18	0.18	(0.93)	(7.52)
Net income from discontinued operations per share - basic and diluted | (per share)	[1]	¥ 0	$ 0	¥ 0	¥ 9.25
Weighted average shares used in calculating basic net income (loss) per share		38,826,800	38,826,800	38,469,234	36,848,816
Weighted average shares used in calculating diluted net income (loss) per share		39,303,760	39,303,760	38,469,234	36,848,816
Share-based compensation expense included in:
Share-based compensation expense		¥ 4,640	$ 713	¥ 7,828	¥ 50,117
Selling and Marketing Expense [Member]
Share-based compensation expense included in:
Share-based compensation expense		0	0	0	457
General and Administrative Expense [Member]
Share-based compensation expense included in:
Share-based compensation expense		4,640	713	7,828	49,371
Research and Development Expense [Member]
Share-based compensation expense included in:
Share-based compensation expense		¥ 0	$ 0	¥ 0	¥ 289

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect Ambow Education Holding Ltd.’s 1 for 30 reverse stock split, which was effective on September 4, 2015.